Income tax expense/(benefit)	12 Months Ended
Apr. 30, 2026
Notes and other explanatory information [abstract]
Income tax expense/(benefit)
21.	Income tax expense/(benefit)

Caymans Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law.

Singapore

BNL Engineering Private Limited, Herlin Pte. Ltd. and IST Solutions (APAC) Pte Ltd are subject to Singapore corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The standard corporate income tax rate in Singapore is 17%.

The major components of income tax expense/(benefit) recognized in profit or loss for the years ended April 30, 2024, 2025 and 2026 were:

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD
Current income tax expense/(benefit)
Current year’s provision	33,361	19,145	223,573	175,516
(Over)/Under provision in prior financial year	-	(26,072)	98,155	77,057
	33,361	(6,927)	321,728	252,573
Deferred tax benefit
Origination and reversal of temporary differences	(17,508)	(11,124)	(68,224)	(53,559)
	15,853	(18,051)	253,504	199,014

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

21.	Income tax expense/(benefit) (Continued)

Relationship between tax expense/(benefit) and accounting profits/(loss)

A reconciliation between tax expense/(benefit) and the product of accounting profits/(loss) multiplied by Singapore corporate income tax rate for the financial years ended April 30, 2024, 2025 and 2026 were as follows:

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD

Profit/(Loss) before income tax	2,023,322	24,929	(2,079,562)	(1,632,565)

Tax calculated at tax rate of 17% (2025 and 2024: 17%)	343,965	4,238	(353,526)	(277,536)
Effects of:
Income not subject to tax	(73,980)	(6,330)	(3,939)	(3,092)
Expenses not deductible for tax purposes	21,114	90,442	363,421	285,303
Tax concessions and deductions	(17,425)	(17,425)	(2,423)	(1,902)
Deferred tax assets not recognized/(utilized)	(257,821)	(62,904)	151,816	119,184
(Over)/Under provision in prior financial year	-	(26,072)	98,155	77,057
	15,853	(18,051)	253,504	199,014

Unrecognized deferred tax assets

The movement in unrecognized deferred tax assets is shown below:

	Capital allowances	Tax losses	Donations	Total
	SGD	SGD	SGD	SGD

At May 1, 2023	138,214	3,495,892	13,750	3,647,856
Addition	-	(1,540,331)	23,738	(1,516,593)
At April 30, 2024	138,214	1,955,561	37,488	2,131,263
Addition/(Utilization)	22,367	(397,889)	5,500	(370,022)
At April 30, 2025	160,581	1,557,672	42,988	1,761,241
(Utilization)/Addition	(61,169)	989,693	(35,488)	893,036
At April 30, 2026	99,412	2,547,365	7,500	2,654,277

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD

Deferred tax assets not recognized	362,315	299,411	451,227	354,237

Deferred tax assets have not been recognized in respect of the capital allowances, unutilized tax losses and donations because it is not probable that future taxable profit will be available against which the Group can utilize the benefits due to unpredictability of future profit streams. There is no expiry date for the capital allowance and unutilized tax losses.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS